Steven I. Koszalka Secretary American Funds College Target Date Series 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 siik@capgroup.com

December 5, 2017

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Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds College Target Date Series
File No. 333-180729 and No. 811-22692

Dear Sir or Madam:

On behalf of American Funds College Target Date Series, we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 14 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 16 under the Investment Company Act of 1940.

This Post-Effective Amendment is being filed pursuant to Paragraph (a)(2) of Rule 485 to add a new fund to the Series, American Funds College 2036 Fund. We propose that the registration statement become effective on February 9, 2018, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of rule 485 of the 1933 Act prior to February 9, 2018, to reflect any comments received from the SEC and to update certain data and exhibits for the new fund.

If you have any questions about the enclosed, please telephone Liliane Corzo at (213) 486-9392 or me at (213) 486-9447.

Sincerely,

 /s/ Steven I. Koszalka

 Steven I. Koszalka

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